Schedule H, Line 4(a) - Schedule of Delinquent Participant Contributions (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Plan Number	001
Entity Tax Identification Number	22-3110915
Participant Contributions Transferred Late to Plan	$ 51,698
Contributions not Corrected	0
Contributions Corrected Outside of Voluntary Fiduciary Correction Program	51,698	[1],[2]
Contributions Pending Correction in Voluntary Fiduciary Correction Program	0
Total Fully Corrected Under Voluntary Fiduciary Correction Program and PTE 2002-51	$ 0

[1]	Lost earnings deposits have been funded to the Plan in 2025.
[2]	Represents delinquent participant contributions throughout 2024.